Average Annual Total Returns - First Trust SSI Strategic Convertible Securities ETF	First Trust SSI Strategic Convertible Securities ETF 1 Year	First Trust SSI Strategic Convertible Securities ETF 5 Years	First Trust SSI Strategic Convertible Securities ETF Since Inception	First Trust SSI Strategic Convertible Securities ETF Inception Date	First Trust SSI Strategic Convertible Securities ETF After tax on distributions 1 Year	First Trust SSI Strategic Convertible Securities ETF After tax on distributions 5 Years	First Trust SSI Strategic Convertible Securities ETF After tax on distributions Since Inception	First Trust SSI Strategic Convertible Securities ETF After tax on distributions and sale of fund shares 1 Year	First Trust SSI Strategic Convertible Securities ETF After tax on distributions and sale of fund shares 5 Years	First Trust SSI Strategic Convertible Securities ETF After tax on distributions and sale of fund shares Since Inception	ICE BofA All US Convertible Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA All US Convertible Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA All US Convertible Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	50.19%	17.04%	16.21%	Nov. 03, 2015	49.14%	16.14%	15.28%	29.78%	13.28%	12.58%	46.22%	17.76%	16.30%